Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Business Operation, Liquidation and Business Combination [Abstract]
Schedule of Major Subsidiaries	As of December 31, 2023, the Company’s major subsidiaries, consolidated VIE and VIE’s subsidiaries are as follows:
Name	Date of Incorporation	Percentage of effective ownership	Principal Activities

Major subsidiaries
MultiMetaVerse Inc., or Legacy MMV	March 18, 2021	100%	Investing holding company
MultiMetaVerse HK Ltd (“MMV HK”)	March 30, 2021	100%	Investing holding company
Shanghai Mi Ting Culture and Creativity Co., Ltd. (Wholly Foreign-owned Enterprise “WFOE”)	April 14, 2021	100%	WFOE, a holding company
Beijing Mi Ting Technology Co., Ltd	November 23, 2021	100%	Game development
VIE and major subsidiaries of VIE
Shanghai Jupiter Creative Design Co., Ltd. (“Shanghai Jupiter” or “VIE”)	February 6, 2015	VIE	Game development and operation, animation design and production, technical service, merchandise sale
Shanghai Cai Huan Network Technology Co., Ltd	May 26, 2016	100%	Merchandise sale
Shanghai Hui Zhi Ren Culture and Creativity Co., Ltd.	June 17, 2019	60%	Creative service, animation and graphic design

Schedule of Loss Per Share	The loss per share before and after the retrospective adjustments are as follows.
	For the years ended December 31, 2021
	Before	After
	adjustment	adjustment
Net loss per share attributable to shareholders of the Company
- Basic	(0.23)	(1.07)
- Diluted	(0.23)	(1.07)
Weighted average shares used in calculating net loss per share
- Basic	139,829,193	30,000,000
- Diluted	139,829,193	30,000,000
	For the years ended December 31, 2022
	Before	After
	adjustment	adjustment
Net loss per share attributable to shareholders of the Company
- Basic	(0.09)	(0.42)
- Diluted	(0.09)	(0.42)
Weighted average shares used in calculating net loss per share
- Basic	139,829,193	30,000,000
- Diluted	139,829,193	30,000,000

Schedule of Combined Financial Information of the VIE and its Subsidiaries	The following combined financial information of the VIE and its subsidiaries was included in the accompanying consolidated financial statements of the Group as follows:
	As of December 31,
	2022	2023
Assets
Current assets:
Cash and cash equivalents	$583,793	$1,448,403
Amounts due from related parties	4,850,109	6,629,008
Other current assets	2,022,671	1,251,801
Total current assets	$7,456,573	9,329,212
Non-current assets	915,064	313,197
TOTAL ASSETS	$8,371,637	$9,642,409

Current liabilities:
Amounts due to related parties, current portion	$1,095,372	$336,252
Other current liabilities	2,976,159	3,560,887
Total current liabilities	4,071,531	3,897,139
Amounts due to related parties, non-current portion	12,676,811	15,305,701
Other non-current liabilities	560,796	499,622
TOTAL LIABILITIES	17,309,138	19,702,462
Shareholders’ deficit	(8,937,501)	(10,060,053)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$8,371,637	$9,642,409
	For the years ended December 31,
	2021	2022	2023
Net revenue	$10,481,737	$12,121,317	$9,321,338
Cost of revenue	(6,306,217)	(6,333,357)	(4,876,761)
Other operating expenses	(8,846,786)	(7,821,028)	(5,774,507)
Loss from operations	(4,671,266)	(2,033,068)	(1,329,930)
Other items	238,929	(128,580)	(51,480)
Net loss	$(4,432,337)	$(2,161,648)	$(1,381,410)
	For the years ended December 31,
	2021	2022	2023
Net cash used in operating activities	$(3,279,062)	$(336,986)	$734,667
Net cash used in investing activities	(1,018,101)	(3,944,313)	(28,135)
Net cash provided by financing activities	4,525,625	3,677,274	2,913,437